INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENT SECURITIES

NOTE 3 - INVESTMENT SECURITIES

Securities Available-for-Sale

The amortized cost and estimated fair values of securities available-for-sale were:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2011
U.S. Government agencies	$16,141,338	$25,671	$17,922	$16,149,087
Mortgage-backed securities	3,082,769	102,153	933	3,183,989
Municipals	8,294,866	411,881	4,162	8,702,585
Other	200,000	-	-	200,000
Total	$27,718,973	$539,705	$23,017	$28,235,661

December 31, 2010
U.S. Government agencies	$13,891,989	$11,473	$312,020	$13,591,442
Mortgage-backed securities	1,842,249	24,286	15,269	1,851,266
Municipals	11,119,970	247,905	55,233	11,312,642
Other	200,000	-	-	200,000
Total	$27,054,208	$283,664	$382,522	$26,955,350

The following table shows gross unrealized losses and fair value, aggregated by investment category, and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and December 31, 2010.

	December 31, 2011		December 31, 2010
	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses
Less Than 12 Months
U.S Government agencies	$5,128,646	$17,922	$13,344,043	$327,289
Mortgage-backed securities	507,650	933	-	-
Municipals	603,319	4,162	2,151,511	55,233
	$6,239,615	$23,017	$15,495,554	$382,522

The Company believes that the deterioration in value is attributable to changes in market interest rates and not in credit quality and considers these losses temporary. The Company does not intend to sell these securities and it is more likely than not that the Company will not be required to sell these securities before recovery of their amortized costs. No available-for-sale securities were in a loss position 12 months or more at December 31, 2011 or 2010. Management evaluates investment securities in a loss position based on length of impairment, severity of impairment and other factors.

The amortized cost and estimated fair values of securities available-for-sale based on their contractual maturities are summarized below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations without penalty.

	December 31, 2011
	Amortized	Estimated
	Cost	Fair Value
Due within one year	$200,000	$203,940
Due after one year but within five years	1,902,453	1,976,281
Due after five years but within ten years	10,590,806	10,840,401
Due after ten years	11,942,945	12,031,050
	24,636,204	25,051,672
Mortgage-backed securities	3,082,769	3,183,989
Total	$27,718,973	$28,235,661

During 2011 gross proceeds from the sale of available-for-sale securities were $3,268,863 resulting in gains of $226,788. Gross proceeds from the sale of available-for-sale securities were $4,562,437 resulting in gains of $262,011 during 2010.

Securities Held-To-Maturity

The amortized cost and estimated fair values of securities held-to-maturity were:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2011
Municipals	$299,921	$9,034	$-	$308,955

December 31, 2010 -
Municipals	$299,885	$9,138	$-	$309,023

The amortized cost and estimated fair values of securities held-to-maturity based on their contractual maturities are summarized below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations without penalty.

	December 31, 2011
	Amortized	Estimated
	Cost	Fair Value
Due after one year but within five years	$299,921	$308,955

At December 31, 2011 and 2010, investment securities with an amortized cost of $14,009,680 and $12,098,918, respectively, and a fair value of $14,374,797 and $12,220,375, respectively, were pledged as collateral to secure public deposits and short-term borrowings.